Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of other operating expenses [Abstract]
Royalties, net of asset tax (ITAN) and penalties (a)	$ 243,798	[1]	$ 0	[1]	$ 0
Other expenses	15,028		24,107		26,739
Miscellaneous other operating expense	$ 258,826		$ 24,107		$ 26,739

[1]	Represents disputed royalties for the period December 2006 through September 2011 of US$174.8 million, net asset tax (ITAN) for the years 2009 to 2013 of US$33.6 million, profit sharing adjustments related to mining royalties of US$29.2 and penalties on disputed royalties for the period December 2006 through the year 2008 of US$6.2 million. Disputed royalties and special mining taxes for the period October 2011 through the year 2013 are recognized in “income tax expense” in the statements of comprehensive income (see Note 14(b)).